DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) MMBTU	Dec. 31, 2017 USD ($) MMBTU
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ (248)	$ 242
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	1,100	1,100
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(457)	364
Gains in respect of foreign currency contracts entered into for hedging purposes	1,300	(1,500)
Nominal amount of derivative positions	$ 33,298	$ 28,573
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	63,076,000	48,163,000
Interest Rate Swaptions
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 5,300	$ 872
Interest rate swap and forward starting swap contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	13,900	8,800
Credit Default Swaps
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	56	43
Payments to be received in the event of a predetermined credit event	56	43
Payments required to be made of notional amount	0	0
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 19,300	$ 8,700